Investment Risks - SIT EMERGING MARKETS DEBT FUND - Commodity-Linked Securities Risk [Member]	Dec. 16, 2024
Class F Prospectus
Prospectus [Line Items]
Risk [Text Block]	Commodity-Linked Securities Risk—Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses.
Class Y Prospectus
Prospectus [Line Items]
Risk [Text Block]	Commodity-Linked Securities Risk—Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses.